Trade Payable	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Trade Payable
Trade Payable

6. TRADE PAYABLE

Trade payable consisted of the following at October 31, 2020 and July 31, 2020:

	As of October 31, 2020 (unaudited)	As of July 31, 2020 (audited)
Trade payable	$-	$577
Total trade payable	$-	$577

6. TRADE PAYABLE

Trade payable consisted of the following at July 31, 2020 and July 31, 2019:

	As of July 31, 2020 (Audited)	As of July 31, 2019 (audited)
Trade payable	$577	$-
Total trade payable	$577	$-